Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2022
Entity Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001314414
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlfun
Document Creation Date	dei_DocumentCreationDate	Sep. 08, 2022
Document Effective Date	dei_DocumentEffectiveDate	Sep. 08, 2022
Prospectus Date	rr_ProspectusDate	Aug. 29, 2022
PFG American Funds Conservative Income Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – PFG American Funds® Conservative Income Strategy
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial intermediary and in How to Purchase Shares on page 78 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any amounts for borrowing, in shares of mutual funds or exchange traded funds (“ETFs”) advised by Capital Research and Management Company (“Capital Research”), under normal market circumstances (“American Underlying Funds”). The balance of the Fund’s net assets will be invested in American Underlying Funds or mutual funds or ETFs managed by advisers other than Capital Research (“Other Underlying Funds”), under normal market circumstances. The Fund operates as a fund of funds.

In selecting American Underlying Funds or Other Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser utilizes Information provided by Capital Research, including data and analysis about the American Underlying Funds and Other Underlying Funds.

The Fund seeks to provide current income, while maintaining limited price volatility. Under normal market circumstances, the Fund invests more than half of its assets in American Underlying Funds or Other Underlying Funds that invest solely in fixed income securities. The fixed income securities generally consist of investment-grade bonds or bonds of intermediate or short maturities. The Fund considers bonds to be investment-grade if they are rated Baa3 or higher by Moody’s Investors Service or equivalently by another nationally recognized statistical rating organization, at the time of investment.

The balance of Fund assets will typically be invested in American Underlying Funds or Other Underlying Funds that utilize an asset allocation approach to investing, with a focus on investing in equity securities that pay dividends and in investment grade bonds. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in American Underlying Funds. In some circumstances, the Adviser may use RiskPro to identify specific American Underlying Funds or Other Underlying Funds in which to invest, on behalf of the Fund. For this Fund, the Adviser’s goal is to limit the Fund’s maximum range of total returns, over a twelve-month period, to a gain or a loss of less than 15%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may exceed 15% from time to time. The use of RiskPro allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in American Underlying Funds, Other Underlying Funds, and the securities held by American Underlying Funds and Other Underlying Funds.

●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by an American Underlying Fund or Other Underlying Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by American Underlying Funds or Other Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

●	Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by an American Underlying Fund or Other Underlying Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Over the past few years interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by an American Underlying Fund or Other Underlying Fund. As a result, for the present, interest rate risk may be heightened.

●	Foreign Risk. An American Underlying Fund or Other Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.
●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including particular American Underlying Funds, Other Underlying Funds, or securities in which such underlying funds invests, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of American Underlying Funds and Other Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

●	Portfolio Turnover Risk. As a Fund principally investing in American Underlying Funds and Other Underlying Funds, higher portfolio turnover within the American Underlying Funds and Other Underlying Funds will result in higher transactional and brokerage costs for the American Underlying Funds and Other Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are held in a taxable account, when Fund shares are held in a taxable account.

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro may turn out to be inaccurate. In addition, as a Fund investing in American Underlying Funds and Other Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the American Underlying Funds and Other Underlying Funds. Because the Adviser will not know the current portfolio holdings of the American Underlying Funds or Other Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in American Underlying Funds and Other Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Small Cap Risk. The Fund’s investments in American Underlying Funds and Other Underlying Funds may expose the Fund to risks involved in investing in small capitalization companies. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. In addition, small capitalization companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

●	Underlying Funds Risk. American Underlying Funds and Other Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the American Underlying Funds and Other Underlying Funds and may also be higher than other mutual funds that invest directly in equity securities and bonds. Each of the American Underlying Funds and Other Underlying Funds is subject to its own investment strategy-specific risks. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in American Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class R shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class R shares for each full calendar year since the Fund’s inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-451-TPFG
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TPFG.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	4th Quarter 2021	1.77%
Worst Quarter:	3rd Quarter 2021	(0.38)%
The year-to-date return as of the most recent calendar quarter, which ended June 30, 2022, was (8.49)%.
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(8.49%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.38%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2021)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
PFG American Funds Conservative Income Strategy Fund | Morningstar Conservative Target Risk Index (Total Return)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.26%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	7.49%	[1]
PFG American Funds Conservative Income Strategy Fund | PFG American Funds Conservative Income Strategy Fund Class R Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PFCOX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.70%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 234
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	721
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,235
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,646
Annual Return 2021	rr_AnnualReturn2021	3.16%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	3.16%
Since Inception	rr_AverageAnnualReturnSinceInception	4.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2020
PFG American Funds Conservative Income Strategy Fund | PFG American Funds Conservative Income Strategy Fund Class R Shares | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.82%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.13%	[3]
PFG American Funds Conservative Income Strategy Fund | PFG American Funds Conservative Income Strategy Fund Class R Shares | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.11%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.46%	[3]
PFG American Funds Growth Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – PFG American Funds® Growth Strategy
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial intermediary and in How to Purchase Shares on page 78 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any amounts for borrowing, in shares of mutual funds or exchange traded funds (“ETFs”) that are managed by Capital Research and Management (“Capital Research”), under normal circumstances (“American Underlying Funds”). The balance of the Fund’s net assets will be invested in American Underlying Funds or mutual funds or ETFs managed by advisers other than Capital Research (“Other Underlying Funds”), under normal market circumstances. The Fund operates as a fund of funds.

In selecting American Underlying Funds and Other Underlying Funds to purchase or sell, on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) utilizes information provided by Capital Research, including data and analysis about the American Underlying Funds and Other Underlying Funds.

The Fund pursues a strategy of long-term growth, by investing in American Underlying Funds and Other Underlying Funds that invest primarily in U.S. equity securities of any market capitalization. The Fund also invests in American Underlying Funds and Other Underlying Funds that invest in both U.S. and foreign equity securities.

Under normal market circumstances, the Fund invests approximately 50% of its assets in American Underlying Funds and Other Underlying Funds that invest solely in U.S. equity securities, with a focus on companies with sound fundamentals, indicative of long-term growth, as well as in potential turnaround situations. The balance of Fund assets will typically be invested in American Underlying Funds and Other Underlying Funds that focus on both U.S. and foreign equities which appear to be undervalued or overlooked, with the potential for long term growth, along with a portion of investments in smaller cap stocks that are expected to grow. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in American Underlying Funds Other Underlying Funds. In some circumstances, the Adviser may use RiskPro to identify specific American Underlying Funds or Other Underlying Funds in which to invest, on behalf of the Fund. For this Fund, there is no limit on the Fund’s maximum annual volatility. Consequently, in managing the Fund, the Adviser will permit the Fund’s potential total return, over a twelve-month period, as estimated by RiskPro®, to exceed gain or loss of more than 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may be below 30% from time to time. The use of RiskPro allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund principally through its investments in American Underlying Funds, Other Underlying Funds, and the securities held by those funds.

●	Emerging Markets Risk. An American Underlying Fund or Other Underlying Funds may invest in emerging market countries. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by an American Underlying Fund or Other Underlying Funds may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by American Underlying Funds or Other Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

●	Foreign Risk. An American Underlying Fund or Other Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

●	Large Capitalization Stock Risk. The Fund’s investments in the American Underlying Funds or Other Underlying Funds may expose the Fund to risks involved with investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including particular stocks, American Underlying Funds, Other Underlying Funds, or securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of American Underlying Funds and Other Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.
●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in an American Underlying Fund’s or other underlying fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

●	Medium Capitalization Stock Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Portfolio Turnover Risk. As a Fund principally investing in American Underlying Funds and Other Underlying Funds, higher portfolio turnover within the American Underlying Funds and Other Underlying Funds will result in higher transactional and brokerage costs for the American Underlying Funds and Other Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are held in a taxable account.

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro may turn out to be inaccurate. In addition, as a Fund investing in American Underlying Funds and Other Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the American Underlying Funds and Other Underlying Funds. Because the Adviser will not know the current portfolio holdings of the American Underlying Funds or Other Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in American Underlying Funds and Other Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Small Cap Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Underlying Funds Risk. American Underlying Funds and Other Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the American Underlying Funds and Other Underlying Funds and may also be higher than other mutual funds that invest directly in equity securities and bonds. Each of the American Underlying Funds and Other Underlying Funds is subject to its own investment strategy-specific risks. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in American Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class R shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class R shares for each full calendar year since the Fund’s inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-451-TPFG
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TPFG.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	2nd Quarter 2021	7.29%
Worst Quarter:	3rd Quarter 2021	(0.21)%
The year-to-date return as of the most recent calendar quarter, which ended June 30, 2022, was (28.78)%.
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(28.78%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.21%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2021)
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
PFG American Funds Growth Strategy Fund | Morningstar Aggressive Target Risk Index (Total Return)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.30%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	32.21%	[4]
PFG American Funds Growth Strategy Fund | PFG American Funds Growth Strategy Fund Class R Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PFGGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.70%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 246
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	758
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,296
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,766
Annual Return 2021	rr_AnnualReturn2021	16.14%
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	16.14%
Since Inception	rr_AverageAnnualReturnSinceInception	30.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2020
PFG American Funds Growth Strategy Fund | PFG American Funds Growth Strategy Fund Class R Shares | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.83%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	29.46%	[6]
PFG American Funds Growth Strategy Fund | PFG American Funds Growth Strategy Fund Class R Shares | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.50%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	23.88%	[6]
PFG Fidelity Institutional AM® Equity Index Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – PFG Fidelity Institutional AM® Equity Index Strategy
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial intermediary and in How to Purchase Shares on page 78 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund, under normal circumstances, will invest at least 80% of its net assets, plus any amounts of borrowing, in Fidelity mutual funds and Fidelity exchange traded funds (“Fidelity Underlying Funds”), with each Fidelity Underlying Fund investing primarily in U.S. equity securities of varying market capitalizations. The balance of the Fund’s net assets will be invested in Fidelity Underlying Funds or mutal funds or exchange traded funds (“ETFs”) managed by advisers other than Fidelity (“Other Underlying Funds”), under normal market circumstances. The Fund operates as a fund of funds.

In selecting Fidelity Underlying Funds and Other Underlying Funds to purchase or sell on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) considers data and analysis regarding a model portfolio of Fidelity Underlying Funds and, at times, Other Underlying Funds, provided by Fidelity Institutional Wealth Adviser LLC, which uses the brand name of Fidelity Institutional AM®. The Adviser is solely responsible for selecting the Fidelity Underlying Funds and Other Underlying Funds in which the Fund invests. No Fidelity entity is an investment adviser or sub-adviser to the Fund.

To achieve the Fund’s objective, the Adviser intends to focus on Fidelity Underlying Funds and Other Underlying Funds that invest in equity indices that the Adviser believes will produce enhanced risk-adjusted returns, in light of market circumstances. The Adviser intends to invest in Fidelity Underlying Funds and Other Underlying Funds that are passively managed and that are designed to track a specific equity index. Equity indices will include those that are focused on specific market capitalizations, specific investment styles (for example, growth or value), or limits on expected volatility. There are no restrictions on the type of equity index that the Adviser may choose to invest in. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in Fidelity Underlying Funds. In some circumstances, the Adviser may use RiskPro to identify specific Fidelity Underlying Funds or Other Underlying Funds in which to invest, on behalf of the Fund. For this Fund, there is no limit on the Fund’s maximum annual volatility. Consequently, in managing the Fund, the Adviser will permit the Fund’s potential total return, over a twelve-month period, as estimated by RiskPro®, to exceed a gain or loss of more than 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may be below 30% from time to time. The use of RiskPro allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The principal investment risks to the Fund will result from the investment risks of the Fidelity Underlying Funds or Other Underlying Funds. For this Fund, the principal risks include the Adviser’s judgment of the appropriate equity indices to invest in, at any particular time. In addition, as a Fund investing over 80% of net assets in underlying funds that invest primarily in equity securities, the risks of investing in equity securities, as described below, present an additional principal investment risk for this Fund. In summary, the following risks apply to the Fund through its investments in Fidelity Underlying Funds, Other Underlying Funds and the securities held by such Underlying Funds.

●	Emerging Markets Risk. A Fidelity Underlying Fund or Other Underlying Funds may invest in emerging market countries. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by a Fidelity Underlying Fund or Other Underlying Funds may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by Fidelity Underlying Funds or Other Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

●	Foreign Risk. A Fidelity Underlying Fund or other underlying fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

●	Management Risk. The Advisers’ judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including the particular Fidelity Underlying Funds, Other Underlying Funds, or securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the portfolio managers’ judgments will produce the desired results. In addition, research regarding asset allocation models comprised of Fidelity Underlying Funds and Other Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.
●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fidelity Underlying Fund’s or other underlying fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

●	Medium Capitalization Stock Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Passive Investment Risk. The Fidelity Underlying Funds and Other Underlying Funds are not actively managed, and the investment adviser of an Underlying Fund generally does not attempt to take defensive positions under any market conditions, including declining markets.

●	Portfolio Turnover Risk. As a Fund principally investing in Fidelity Underlying Funds and Other Underlying Funds, higher portfolio turnover within the Fidelity Underlying Funds and Other Underlying Funds will result in higher transactional and brokerage costs for the Fidelity Underlying Funds or Other Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are held in a taxable account.

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro may turn out to be inaccurate. In addition, as a Fund investing in Fidelity Underlying Funds and Other Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Fidelity Underlying Funds and Other Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Fidelity Underlying Funds or Other Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in Fidelity Underlying Funds and Other Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Small Cap Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Underlying Funds Risk. Fidelity Underlying Funds and Other Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Fidelity Underlying Funds and Other Underlying Funds and may also be higher than other mutual funds that invest directly in stocks and bonds. Each of the Fidelity Underlying Funds and Other Underlying Funds is subject to the principal investment risks described in this section, as well as investment strategy-specific risks. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in Fidelity Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class R shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class R shares for each full calendar year since the Fund’s inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-451-TPFG
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TPFG.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	4th Quarter 2021	6.92%
Worst Quarter:	3rd Quarter 2021	(1.45)%
The year-to-date return as of the most recent calendar quarter, which ended June 30, 2022, was (20.30)%.
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(20.30%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.45%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2021)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
PFG Fidelity Institutional AM® Equity Index Strategy Fund | Morningstar Aggressive Target Risk Index (Total Return)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.30%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	32.21%	[7]
PFG Fidelity Institutional AM® Equity Index Strategy Fund | PFG Fidelity Institutional AM® Equity Index Strategy Fund Class R Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PFFFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.70%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[8]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 211
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	652
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,119
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,410
Annual Return 2021	rr_AnnualReturn2021	18.55%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	18.55%
Since Inception	rr_AverageAnnualReturnSinceInception	30.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2020
PFG Fidelity Institutional AM® Equity Index Strategy Fund | PFG Fidelity Institutional AM® Equity Index Strategy Fund Class R Shares | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.00%	[9]
Since Inception	rr_AverageAnnualReturnSinceInception	29.10%	[9]
PFG Fidelity Institutional AM® Equity Index Strategy Fund | PFG Fidelity Institutional AM® Equity Index Strategy Fund Class R Shares | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.74%	[9]
Since Inception	rr_AverageAnnualReturnSinceInception	23.54%	[9]
PFG Fidelity Institutional AM® Equity Sector Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – PFG Fidelity Institutional AM® Equity Sector Strategy
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial intermediary and in How to Purchase Shares on page 78 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund, under normal circumstances, will invest at least 80% of its net assets, plus any amounts of borrowing, in Fidelity mutual funds and Fidelity exchange traded funds (“Fidelity Underlying Funds”), with each Fidelity Underlying Fund investing primarily in U.S. equity securities of varying market capitalizations. The balance of the Fund’s net assets will be invested in Fidelity Underlying Funds or mutal funds or exchange traded funds (“ETFs”) managed by advisers other than Fidelity (“Other Underlying Funds”), under normal market circumstances. The Fund operates as a fund of funds.

In selecting Fidelity Underlying Funds and Other Underlying Funds to purchase or sell on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) considers data and analysis regarding a model portfolio of Fidelity Underlying Funds and, at times, Other Underlying Funds, provided by Fidelity Institutional Wealth Adviser LLC, which uses the brand name of Fidelity Institutional AM®. The Adviser is solely responsible for selecting the Fidelity Underlying Funds and Other Underlying Funds in which the Fund invests. No Fidelity entity is an investment adviser or sub-adviser to the Fund.

To achieve the Fund’s objective, the Adviser intends to focus on changes in the business cycle, or shifts in the economy, over an intermediate period of time. Based on the Adviser’s assessment of the different stages of a business cycle, the Fund intends to invest in Fidelity Underlying Funds or Other Underlying Funds that focus on business sectors that have historically performed well, during a specific stage of a business cycle. The Fund will invest in Fidelity Underlying Funds or Other Underlying Funds that include actively managed funds and passive funds (including index funds and exchange traded funds).

The Fund’s business cycle approach to sector investing uses various forms of analysis to determine the shifting phases of the economy. After a shift in the economy takes place, this analysis then provides a framework for allocating to sectors according to the likelihood that they will outperform or underperform, given the new economic environment.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in Fidelity Underlying Funds. In some circumstances, the Adviser may use RiskPro to identify specific Fidelity Underlying Funds or Other Underlying Funds in which to invest, on behalf of the Fund. For this Fund, there is no limit on the Fund’s maximum annual volatility. Consequently, in managing the Fund, the Adviser will permit the Fund’s potential total return, over a twelve-month period, as estimated by RiskPro®, to exceed a loss or gain of more than 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may be below 30% from time to time. The use of RiskPro allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

In pursuing the Fund’s investment objective, the Adviser may engage in frequent trading of the Fund’s portfolio, resulting in a high portfolio turnover rate.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The principal investment risks to the Fund will result from the investment risks of the Fidelity Underlying Funds or Other Underlying Funds. For this Fund, the principal risks include the Adviser’s judgment of the different stages of a business cycle and the Adviser’s judgment of which business sectors are likely to perform during different stages of a business cycle. In addition, as a Fund investing over 80% of net assets in Fidelity Underlying Funds or Other Underlying Funds that invest primarily in equity securities, the risks of investing in equity securities, as described below, present an additional principal investment risk for this Fund. In summary, the following risks apply to the Fund through its investments in Fidelity Underlying Funds, Other Underlying Funds and the securities held by such Underlying Funds.

●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by Fidelity Underlying Fund or Other Underlying Funds may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by Fidelity Underlying Funds or Other Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

●	Large Capitalization Stock Risk. The Fund’s investments in Fidelity Underlying Funds or Other Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including particular stocks, Fidelity Underlying Funds, Other Underlying Funds, or other securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of Fidelity Underlying Funds and Other Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.
●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fidelity Underlying Fund’s or other underlying fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

●	Medium Capitalization Stock Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Passive Investment Risk. For the Fidelity Underlying Funds or Other Underlying Funds that are not actively managed, the investment adviser of a passive Underlying Fund generally does not attempt to take defensive positions under any market conditions, including declining markets.

●	Portfolio Turnover Risk. As a Fund principally investing in Fidelity Underlying Funds and Other Underlying Funds, higher portfolio turnover within the Fidelity Underlying Funds and Other Underlying Funds will result in higher transactional and brokerage costs for the Fidelity Underlying Funds and Other Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are held in a taxable account.

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro may turn out to be inaccurate. In addition. as a Fund investing in Fidelity Underlying Funds and Other Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Fidelity Underlying Funds or Other Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Fidelity Underlying Funds or Other Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in Fidelity Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Small Cap Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Underlying Funds Risk. Fidelity Underlying Funds and Other Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Fidelity Underlying Funds and Other Underlying Funds and may also be higher than other mutual funds that invest directly in stocks and bonds. Each of the by Fidelity Underlying Funds and Other Underlying Funds is subject to its own investment strategy-specific risks. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in Fidelity Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class R shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class R shares for each full calendar year since the Fund’s inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-451-TPFG
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TPFG.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	4th Quarter 2021	12.89%
Worst Quarter:	3rd Quarter 2021	(1.64)%
The year-to-date return as of the most recent calendar quarter, which ended June 30, 2022, was (16.95)%.
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(16.95%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.64%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2021)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
PFG Fidelity Institutional AM® Equity Sector Strategy Fund | Morningstar Aggressive Target Risk Index (Total Return)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.30%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	32.21%	[10]
PFG Fidelity Institutional AM® Equity Sector Strategy Fund | PFG Fidelity Institutional AM® Equity Sector Strategy Fund Class R Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PFFSX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.70%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[11]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.48%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 251
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	773
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,321
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,816
Annual Return 2021	rr_AnnualReturn2021	26.33%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	26.33%
Since Inception	rr_AverageAnnualReturnSinceInception	30.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2020
PFG Fidelity Institutional AM® Equity Sector Strategy Fund | PFG Fidelity Institutional AM® Equity Sector Strategy Fund Class R Shares | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.39%	[12]
Since Inception	rr_AverageAnnualReturnSinceInception	27.71%	[12]
PFG Fidelity Institutional AM® Equity Sector Strategy Fund | PFG Fidelity Institutional AM® Equity Sector Strategy Fund Class R Shares | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.89%	[12]
Since Inception	rr_AverageAnnualReturnSinceInception	22.80%	[12]
PFG Fidelity Institutional AM(R) Bond ESG Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – PFG Fidelity Institutional AM® Bond ESG Strategy
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PFG Fidelity Institutional AM® Bond ESG Strategy Fund (the “Fund”) seeks current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page 78 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund, under normal circumstances, will invest at least 80% of its net assets, plus any amounts of borrowing, in Fidelity mutual funds and Fidelity exchange traded funds (“Fidelity Underlying Funds”). The balance of the Fund’s net assets will be invested in Fidelity Underlying Funds or mutal funds or exchange traded funds (“ETFs”) managed by advisers other than Fidelity (“Other Underlying Funds”), under normal market circumstances. Each Fidelity Underlying Fund and Other Underlying Fund emphasizes Environmental, Social and Governance (ESG) factors in selecting securities, and invests in fixed-income securities. Fixed income securities shall consist of U.S. dollar denominated fixed income securities issued by domestic and foreign corporations and government entities of any investment grade, including high yield bonds (also known as “junk bonds”), asset-backed, and mortgage-backed securities. The Fund operates as a fund of funds.

In selecting Fidelity Underlying Funds and Other Underlying Funds to purchase or sell on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) considers data and analysis regarding a model portfolio of Fidelity Underlying Funds and at times, Other Underlying Funds provided by Fidelity Institutional Wealth Adviser LLC, which uses the brand name of Fidelity Institutional AM®. The Adviser is solely responsible for selecting the Fidelity Underlying Funds and Other Underlying Funds in which the Fund invests. No Fidelity entity is an investment adviser or sub-adviser to the Fund.

When determining whether a Fidelity Underlying Fund or Other Underlying Fund qualifies as emphasizing ESG, the Adviser applies an initial screen for mutual funds that fall under the Morningstar classification of “Sustainable Investment Overall.” Morningstar defines a strategy as a “Sustainable Investment” if it is described in its prospectus or other regulatory filings as focusing on sustainability; impact; or environmental, social, and governance factors. In addition, each of the Fidelity Underlying Funds and Other Underlying Funds emphasizing ESG utilize either an MSCI ESG index or a third-party proprietary ESG selection approach that emphasizes ESG factors, including privacy and data security, product quality and safety, overall governance, board structure and gender diversity, workplace diversity, workplace safety, carbon/GHG emissions, energy management, product lifestyle, toxic emissions, corruption and supply chain management, and human capital development, in selecting securities. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in the Fidelity Underlying Funds or Other Underlying Funds. In some circumstances, the Adviser may use RiskPro to identify specific Fidelity Underlying Funds or Other Underlying Funds in which to invest, on behalf of the Fund. For this Fund, the Adviser’s goal is to limit the Fund’s maximum range of total returns, over a twelve-month period, to a gain or a loss of less than 13%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may exceed 13% from time to time. The use of RiskPro allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in the Fidelity Underlying Funds and Other Underlying Funds and the securities held by such Underlying Funds.

●	ESG Risk. Certain Fidelity Underlying Funds and Other Underlying Funds will follow an ESG focused investment strategy. An ESG investment strategy limits the types and number of investment opportunities available, ESG characteristics can vary among service providers, and, as a result, the strategy may underperform other strategies that do not have an ESG focus. The ESG investment strategy may result in a Fidelity Underlying Fund or Other Underlying Fund investing in securities or industry sectors that underperform the market as a whole or underperform other funds screened for ESG standards.

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

●	Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by a Fidelity Underlying Fund or Other Underlying Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Over the past few years interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by a Fidelity Underlying Fund or Other Underlying Fund. As a result, for the present, interest rate risk may be heightened.
●	Foreign Risk. A Fidelity Underlying Fund or Other Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social, and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

●	High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce a Fidelity Underlying Fund’s or Other Underlying Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease a Fidelity Underlying Fund’s or Other Underlying Fund’s share price, potentially resulting in losses for the Fund.

●	Index Risk. The Fidelity Underlying Funds and Other Underlying Funds in which the Fund invests may track an underlying index. The performance of each Fidelity Underlying Funds and Other Underlying Funds and its underlying index may vary somewhat due to factors such as fees and expenses, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the underlying index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the respective Fidelity Underlying Fund or Other Underlying Fund. Any variance in performance between the respective Fidelity Underlying Fund or Other Underlying Fund and its underlying index may have adverse effect on the performance of the Fund.

●	Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securitites in which the Fund invests, including particular stocks, Fidelity Underlying Funds, Other Underlying Funds, or securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of Fidelity Underlying Funds and Other Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Securities in a Fidelity Underlying Fund’s or Other Underlying Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

●	Mortgage and Asset-Backed Security Risk. When the Fund invests in asset-backed securities and mortgage-backed securities, the Fund is subject to the risk that, if the underlying borrowers fail to pay interest or repay principal, the assets backing these securities may not be sufficient to support payments on the securities.

●	Portfolio Turnover Risk. As a Fund principally investing in Fidelity Underlying Funds and Other Underlying Funds, higher portfolio turnover within the Fidelity Underlying Funds and Other Underlying Funds will result in higher transactional and brokerage costs for the Fidelity Underlying Funds and Other Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are held in a taxable account.

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro may turn out to be inaccurate. In addition, as a Fund investing in Fidelity Underlying Funds and Other Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Fidelity Underlying Funds and Other Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Fidelity Underlying Funds or Other Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.
●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in Fidelity Underlying Funds and Other Underlying Funds. Economic, legislative, or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Underlying Funds Risk. Fidelity Underlying Funds and Other Underlying Fund in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Fidelity Underlying Funds and Other Underlying Funds and may also be higher than other mutual funds that invest directly in equity securities and bonds. Each of the Fidelity Underlying Funds and Other Underlying Funds is subject to its own investment strategy-specific risks. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in Fidelity Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
PFG Fidelity Institutional AM(R) Bond ESG Strategy Fund | PFG Fidelity Institutional AM(R) Bond ESG Strategy Fund Class R Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PFFBX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.70%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%	[13]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 227
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	700
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,200
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,575
PFG JPMorgan® Tactical Aggressive Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – PFG JP Morgan® Tactical Aggressive Strategy
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks aggressive growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial intermediary and in How to Purchase Shares on page 78 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing more than 80% of the Fund’s assets, plus any amounts for borrowing, in shares of mutual funds or exchange-traded funds (“ETFs”) advised by J.P. Morgan® Investment Management Inc. (“JP Morgan®”), under normal market circumstances (“JP Morgan® Underlying Funds”), with each JP Morgan® Underlying Fund investing primarily in equity securities of varying market capitalizations, in order to obtain exposure to the broad equity market. The balance of the Fund’s net assets will be invested in JP Morgan® Underlying Funds or mutual funds or ETFs managed by advisers other than JP Morgan® (“Other Underlying Funds”), under normal market circumstances. The Fund operates as a fund of funds.

In selecting JP Morgan® Underlying Funds or Other Underlying Funds to purchase or sell, on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) utilizes information provided by JP Morgan®, including data and analysis about the JP Morgan® Underlying Funds and Other Underlying Funds.

The Fund intends to invest approximately 50-70% of the Fund’s assets in JP Morgan® Underlying Funds or Other Underlying Funds that invest primarily in U.S. equity securities of any capitalization. In addition, the Fund intends to invest approximately 30-50% of the Fund’s assets in JP Morgan® Underlying Funds or Other Underlying Funds that invest primarily in international developed and emerging markets equity securities of any capitalization. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in JP Morgan® Underlying Funds. In some circumstances, the Adviser may use RiskPro to identify specific JP Morgan Underlying Funds or Other Underlying Funds in which to invest, on behalf of the Fund. For this Fund, there is no limit on the Fund’s maximum annual volatility. Consequently, in managing the Fund, the Adviser will permit the Fund’s potential total return, over a twelve-month period, as estimated by RiskPro®, to exceed a loss or gain of more than 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may be below 30% from time to time. The use of RiskPro allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in by JP Morgan® Underlying Funds, Other Underlying Funds and the securities held by such Underlying Funds.

●	Aggressive Strategy Risk. The Fund utilizes an aggressive strategy in pursuing its investment objective. Accordingly, the Fund’s returns may be more volatile than a fund that pursues a more conservative strategy.

●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by a JP Morgan® Underlying Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by JP Morgan® Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

●	Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by a JP Morgan® Underlying Fund or other underlying fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Over the past few years interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by a JP Morgan Underlying Fund or other underlying fund. As a result, for the present, interest rate risk may be heightened.

●	Foreign Risk. A JP Morgan® Underlying Fund or other underlying fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social, and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

●	High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce a by JP Morgan® Underlying Fund’s or other underlying fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease a JP Morgan® Underlying Fund’s or other underlying fund’s share price, potentially resulting in losses for the Fund.
●	Large Capitalization Stock Risk. The Fund’s investments in JP Morgan® Underlying Funds and Other Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securities in which the Funds invests, including particular JP Morgan Underlying Funds, Other Underlying Funds, or securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of JP Morgan Underlying Funds and Other Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a JP Morgan Underlying Fund’s or other underlying fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

●	Medium Capitalization Stock Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Portfolio Turnover Risk. As a Fund principally investing in JP Morgan® Underlying Funds and Other Underlying Funds, higher portfolio turnover within the JP Morgan® Underlying Funds will result in higher transactional and brokerage costs for the JP Morgan® Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund Shares are held in a taxable account.

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro may turn out to be inaccurate. In addition, as a Fund investing in JP Morgan® Underlying Funds and Other Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the JP Morgan® Underlying Funds and Other Underlying Funds. Because the Adviser will not know the current portfolio holdings of the by JP Morgan® Underlying Funds and Other Underlying Funds, it is possible that that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in JP Morgan® Underlying Funds and Other Underlying Funds. Economic, legislative, or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Small Cap Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.
●	Underlying Funds Risk. The JP Morgan® Underlying Funds and Other Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the JP Morgan® Underlying Funds and Other Underlying Funds and may also be higher than other mutual funds that invest directly in stocks and bonds. Each of the JP Morgan® Underlying Funds and Other Underlying Funds is subject to its own investment strategy-specific risks. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in JP Morgan® Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class R shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class R shares for each full calendar year since the Fund’s inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-451-TPFG
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TPFG.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	2nd Quarter 2020	19.98%
Worst Quarter:	1st Quarter 2020	(24.39)%
The year-to-date return as of the most recent calendar quarter, which ended June 30, 2022, was (18.62)%.
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(18.62%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.39%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2021)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
PFG JPMorgan® Tactical Aggressive Strategy Fund | Morningstar Conservative Target Risk Index (Total Return)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.30%	[14]
Since Inception	rr_AverageAnnualReturnSinceInception	11.56%	[14]
PFG JPMorgan® Tactical Aggressive Strategy Fund | PFG JPMorgan® Tactical Aggressive Strategy Fund Class R
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PFSEX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.70%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%	[15]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 243
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	748
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,280
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,736
Annual Return 2018	rr_AnnualReturn2018	(10.38%)
Annual Return 2019	rr_AnnualReturn2019	22.25%
Annual Return 2020	rr_AnnualReturn2020	11.91%
Annual Return 2021	rr_AnnualReturn2021	17.81%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	17.81%
Since Inception	rr_AverageAnnualReturnSinceInception	9.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 11, 2017
PFG JPMorgan® Tactical Aggressive Strategy Fund | PFG JPMorgan® Tactical Aggressive Strategy Fund Class R | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.47%	[16]
Since Inception	rr_AverageAnnualReturnSinceInception	9.09%	[16]
PFG JPMorgan® Tactical Aggressive Strategy Fund | PFG JPMorgan® Tactical Aggressive Strategy Fund Class R | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.55%	[16]
Since Inception	rr_AverageAnnualReturnSinceInception	7.49%	[16]
PFG JPMorgan® Tactical Moderate Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – PFG JP Morgan® Tactical Moderate Strategy
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary objective is capital appreciation
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary objective of income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial intermediary and in How to Purchase Shares on page 78 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 76% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	76.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses, which are estimated for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing more than 80% of the Fund’s assets, plus any amounts for borrowing, in shares of mutual funds or exchange-traded funds (“ETFs) advised by J.P. Morgan® Investment Management Inc. (“JP Morgan®”), under normal market circumstances (“JP Morgan® Underlying Funds”). The balance of the Fund’s net assets will be invested in “JP Morgan® Underlying Funds or mutal funds or ETFs managed by advisers other than JP Morgan® (“Other Underlying Funds”), under normal market circumstances.. Each JP Morgan® Underlying Fund and Other Underlying Fund invests primarily in equity and/or fixed-income securities, to obtain exposure to the broad equity and fixed income markets. The Fund operates as a fund of funds.

In selecting JP Morgan® Underlying Funds to purchase or sell, on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) utilizes information provided by JP Morgan®, including data and analysis about the JP Morgan® Underlying Funds and Other Underlying Funds.

The Adviser intends to invest between 40% and 80% of the Fund’s assets in JP Morgan® Underlying Funds and Other Undrlying Funds that invest primarily in either domestic equity securities of any capitalization or international and emerging market equity securities of any capitalization. The Adviser intends to invest the balance of the Fund’s assets in JP Morgan® Underlying Funds and Other Underlying Funds that invest primarily in fixed income securities of any duration or credit quality including high yield bonds (also known as junk bonds) or in cash. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in JP Morgan® Underlying Funds or Other Underlying Funds. In some circumstances, the Adviser may use RiskPro to identify specific JP Morgan Underlying Funds or Other Underlying Funds in which to invest, on behalf of the Fund. For this Fund, the Adviser’s goal is to maintain the Fund’s maximum range of total returns, over a twelve-month period, as estimated by RiskPro, to a gain or loss within a range of 20% to 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may be less than 20%, or greater than 30%, from time to time. The use of RiskPro allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in JP Morgan® Underlying Funds, Other Underlying Funds and the securities held by such Underlying Funds.

●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by a JP Morgan® Underlying Fund or Other Underlying Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by JP Morgan® Underlying Funds or Other Underlyng Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

●	Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by a JP Morgan® Underlying Fund or Other Underlying Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund or a JP Morgan® Underlying Fund or Other Underlying Fund. As a result, for the present, interest rate risk may be heightened.

●	Foreign Risk. A JP Morgan® Underlying Fund or Other Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social, and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

●	High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the JP Morgan® Underlying Fund’s or Other Underlying Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease a JP Morgan® Underlying Fund’s or Other Underlying Fund’s share price, potentially resulting in losses for the Fund.
●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including particular JP Morgan® Underlying Funds, Other Underlying Funds, or other securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of JP Morgan® Underlying Funds and Other Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a JP Morgan Underlying Fund’s or other underlying fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

●	Portfolio Turnover Risk. As a Fund principally investing in JP Morgan® Underlying Funds and Other Underlying Funds, higher portfolio turnover within the JP Morgan® Underlying Funds and Other Underlying Funds will result in higher transactional and brokerage costs for the JP Morgan® Underlying Funds and Other Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are held in a taxable account.

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro may turn out to be inaccurate. In addition. as a Fund investing in JP Morgan® Underlying Funds and Other Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the JP Morgan® Underlying Funds and Other Underlying Funds. Because the Adviser will not know the current portfolio holdings of the JP Morgan® Underlying Funds or Other Underlying Funds, it is possible that that the actual volatility of the Fund may be more or less than the Fund’s RiskPro estimated volatility. This could result in poor absolute or relative performance, including significant losses.

●	Sector Risk. The Fund may focus its investments in securities of a particular sector through its investment in JP Morgan® Underlying Funds and Other Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Small Cap Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

●	Underlying Funds Risk. The JP Morgan® Underlying Funds and Other Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the JP Morgan® Underlying Funds and Other Underlying Funds and may also be higher than other mutual funds that invest directly in stocks and bonds. Each of the JP Morgan® Underlying Funds and Other Underlying Funds is subject to its own investment strategy-specific risks. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in JP Morgan® Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class R shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class R shares for each full calendar year since the Fund’s inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-451-TPFG
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TPFG.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	2nd Quarter 2020	13.12%
Worst Quarter:	1st Quarter 2020	(17.08)%
The year-to-date return as of the most recent calendar quarter, which ended June 30, 2022, was (15.82)%.
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(15.82%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.08%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2021)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
PFG JPMorgan® Tactical Moderate Strategy Fund | Morningstar Moderately Aggressive Target Risk Index (Total Return)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.04%	[17]
Since Inception	rr_AverageAnnualReturnSinceInception	10.55%	[17]
PFG JPMorgan® Tactical Moderate Strategy Fund | Morningstar Moderate Target Risk Index (Total Return)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.19%	[18]
Since Inception	rr_AverageAnnualReturnSinceInception	9.26%	[18]
PFG JPMorgan® Tactical Moderate Strategy Fund | PFG JPMorgan® Tactical Moderate Strategy Fund Class R
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PFJDX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.70%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%	[19]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.43%	[20]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 246
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	758
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,296
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,766
Annual Return 2019	rr_AnnualReturn2019	16.32%
Annual Return 2020	rr_AnnualReturn2020	8.40%
Annual Return 2021	rr_AnnualReturn2021	11.10%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	11.10%
Since Inception	rr_AverageAnnualReturnSinceInception	6.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 15, 2018
PFG JPMorgan® Tactical Moderate Strategy Fund | PFG JPMorgan® Tactical Moderate Strategy Fund Class R | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.39%	[21]
Since Inception	rr_AverageAnnualReturnSinceInception	5.97%	[21]
PFG JPMorgan® Tactical Moderate Strategy Fund | PFG JPMorgan® Tactical Moderate Strategy Fund Class R | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.59%	[21]
Since Inception	rr_AverageAnnualReturnSinceInception	4.99%	[21]
PFG BNY Mellon® Diversifier Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – PFG BNY Mellon® Diversifier Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary objective is income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary objective of capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial intermediary and in How to Purchase Shares on page 78 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing more than 80% of the it’s assets, plus any amounts for borrowing, in shares of mutual funds or exchange-traded funds(“ETFs”) managed by The BNY Mellon Investor Solutions, LLC (“BNY Mellon”), under normal market circumstances (“BNY Mellon Underlying Funds”). The balance of the Fund’s net assets will be invested in BNY Mellon Underlying Funds or mutual funds or ETFs managed by advisers other than BNY Mellon (“Other Underlying Funds”), under normal market circumstances. Each BNY Mellon Underlying Fund and Other Underlying Fund invests primarily in equity securities of varying market capitalization regardless of country exposure and/or fixed-income securities issued by domestic and foreign corporations and government entities, of any maturity or credit quality, including high yield bonds (also known as junk bonds). The Fund operates as a fund of funds.

In addition to equity and fixed income securities, Pacific Financial Group, LLC (the “Adviser”) may also invest in BNY Mellon Underlying Funds and Other Underlying Funds that invest in cash equivalents. The percentage of the Fund’s net assets allocated to equities, fixed-income securities, and cash equivalents will vary.

In selecting BNY Mellon Underlying Funds and Other Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser utilizes information provided by BNY Mellon, including data and analysis about the BNY Mellon Underlying Funds and Other Underlying Funds. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in BNY Mellon Underlying Funds. In some circumstances, the Adviser may use RiskPro to identify specific BNY Mellon Underlying Funds or Other Underlying Funds in which to invest, on behalf of the Fund. For this Fund, the Adviser’s goal is to limit the Fund’s maximum range of total returns, over a twelve month period, to a gain or a loss of less than 15%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may exceed 15% from time to time. The use of RiskPro allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in BNY Mellon Underlying Funds, Other Underlying Funds and the securities held by BNY Mellon Underlying Funds.

●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by a BNY Mellon Underlying Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by BNY Mellon Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

●	Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by a BNY Mellon Underlying Fund or Other Underlying Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund or a BNY Mellon Underlying Fund or Other Underlying Fund. As a result, for the present, interest rate risk may be heightened.

●	Foreign Risk. A BNY Mellon Underlying Fund or Other Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social, and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

●	High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the BNY Mellon Underlying Fund’s or Other Underlying Fund’s ability to sell their bonds. The lack of a liquid market for these bonds could decrease a BNY Mellon Underlying Fund’s or Other Underlying Fund’s share price, potentially resulting in losses for the Fund.
●	Large Capitalization Stock Risk. The Fund’s investments in BNY Mellon Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including particular stocks, BNY Mellon Underlying Funds, Other Underlying Funds, or securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of BNY Mellon Underlying Funds and Other Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a BNY Mellon Underlying Fund’s or Other Underlying Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

●	Medium Capitalization Stock Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Portfolio Turnover Risk. As a Fund principally investing in BNY Mellon Underlying Funds and Other Underlying Funds, higher portfolio turnover within the BNY Mellon Underlying Funds and Other Underlying Funds will result in higher transactional and brokerage costs for the BNY Mellon Underlying Funds and Other Underlying Funds. Simarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are held in a taxable account.

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro may turn out to be inaccurate. In addition, as a Fund investing in BNY Mellon Underlying Funds and Other Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the BNY Mellon Underlying Funds and Other Underlying Funds. Because the Adviser will not know the current portfolio holdings of the BNY Mellon Underlying Funds and Other Underlying Funds, it is possible that that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

●	Sector Risk. The Fund may be focused in securities of a particular sector through its investment in BNY Mellon Underlying Funds and Other Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Small Cap Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.
●	Underlying Funds Risk. BNY Mellon Underlying Funds and Other Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the BNY Mellon Underlying Funds and Other Underlying Funds and may also be higher than other mutual funds that invest directly in stocks and bonds. Each of the BNY Mellon Underlying Funds and Other Underlying Funds is subject to its own investment strategy-specific risks. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in BNY Mellon Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class R shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class R shares for each full calendar year since the Fund’s inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-451-TPFG
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TPFG.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	2nd Quarter 2020	7.11%
Worst Quarter:	1st Quarter 2020	(6.36)%
The year-to-date return as of the most recent calendar quarter, which ended June 30, 2022, was (8.82)%.
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(8.82%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.36%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2021)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
PFG BNY Mellon® Diversifier Strategy Fund | Bloomberg Barclays U.S. Aggregate Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.54%)	[22]
Since Inception	rr_AverageAnnualReturnSinceInception	3.58%	[22]
PFG BNY Mellon® Diversifier Strategy Fund | Bloomberg Barclays Capital 1-3 Month US Treasury-Bill
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.04%	[23]
Since Inception	rr_AverageAnnualReturnSinceInception	1.15%	[23]
PFG BNY Mellon® Diversifier Strategy Fund | PFG BNY Mellon® Diversifier Strategy Fund Class R
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PFADX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.70%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[24]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.79%	[25]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 282
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	865
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,474
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,119
Annual Return 2018	rr_AnnualReturn2018	(5.20%)
Annual Return 2019	rr_AnnualReturn2019	8.16%
Annual Return 2020	rr_AnnualReturn2020	7.25%
Annual Return 2021	rr_AnnualReturn2021	3.85%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	3.85%
Since Inception	rr_AverageAnnualReturnSinceInception	3.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 11, 2017
PFG BNY Mellon® Diversifier Strategy Fund | PFG BNY Mellon® Diversifier Strategy Fund Class R | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.02%	[26]
Since Inception	rr_AverageAnnualReturnSinceInception	2.71%	[26]
PFG BNY Mellon® Diversifier Strategy Fund | PFG BNY Mellon® Diversifier Strategy Fund Class R | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.87%	[26]
Since Inception	rr_AverageAnnualReturnSinceInception	2.35%	[26]
PFG MFS® Aggressive Growth Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – PFG MFS® Aggressive Growth Strategy
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks aggressive growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial intermediary and in How to Purchase Shares on page 78 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing more than 80% of the Fund’s assets, plus any amounts for borrowing, in shares of mutual funds and exchange-traded funds managed by Massachusetts Financial Services Company (d/b/a/ MFS Investment Management) (“MFS”), under normal market circumstances (“MFS Underlying Funds”). The balance of the Fund’s net assets will be invested in MFS Underlying Funds or mutual funds or ETFs managed by advisers other than MFS (“Other Underlying Funds”), under normal market circumstances. In selecting MFS Underlying Funds and Other Underlying Funds to purchase or sell, on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) utilizes information provided by MFS, including data and analysis about the MFS Underlying Funds and Other Underlying Funds. The Fund operates as a fund of funds.

The Adviser expects that at least 80% of the Fund’s assets will be allocated to MFS Underlying Funds that invest primarily in either equity securities without regard to market capitalization or country exposure; fixed-income securities issued by domestic and foreign corporations and government entities, of any maturity or credit quality, including high yield bonds (also known as junk bonds); or commodity and real estate-related securities that provide diversification benefits when added to a portfolio of more traditional equity and fixed income securities (“Specialty Securities”); with the balance of the Fund’s assets being invested in Other Underlying Funds that invest primarily in either equity securities without regard to market capitalization or country exposure; fixed-income securities issued by domestic and foreign corporations and government entities, of any maturity or credit quality, including high yield bonds (also known as junk bonds); or Specialty Securities. The percentage of the Fund’s net assets allocated to equities, fixed-income securities, Specialty Securities and cash equivalents varies. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in MFS Underlying Funds and Other Underlying Funds. In some circumstances, the Adviser may use RiskPro to identify specific MFS Underlying Funds or Other Underlying Funds in which to invest, on behalf of the Fund. For this Fund, there is no limit on the Fund’s maximum annual volatility. Consequently, in managing the Fund, the Adviser will permit the Fund’s potential total return, over a twelve-month period, as estimated by RiskPro to exceed a loss or gain of more than 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro, may be below 30% from time to time. The use of RiskPro allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in MFS Underlying Funds, Other Underlying Funds and the securities held by the MFS Underlying Funds and Other Underlying Funds.

●	Aggressive Strategy Risk. The Fund utilizes an aggressive strategy in pursuing its investment objective. Accordingly, the Fund’s returns may be more volatile than a fund which pursues a more conservative strategy.

●	Commodity Risk. The Fund’s exposure to the commodities futures markets may subject the Fund to greater volatility and less liquidity than investments in traditional securities. The value of commodity-linked derivative instruments, commodity-based notes, and other derivate instruments that provide exposure to the investment returns of the commodities markets may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by a MFS Underlying Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by MFS Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

●	Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by a MFS Underlying Fund or Other Underlying Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by a MFS Underlying Fund or Other Underlying Fund. As a result, for the present, interest rate risk may be heightened.
●	Foreign Risk. A MFS Underlying Fund or Other Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social, and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

●	High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the MFS Underlying Fund’s or Other Underlying Fund’s ability to sell their bonds. The lack of a liquid market for these bonds could decrease the MFS Underlying Fund’s or Other Underlying Fund’s share price, potentially resulting in losses for the Fund.

●	Large Capitalization Stock Risk. The Fund’s investments in the MFS Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including particular MFS Underlying Funds, Other Underlying Funds, or securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of MFS Underlying Funds and Other Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

●	Medium Capitalization Stock Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Real Estate Securities Risk. The value of real estate-related securities may be affected by various factors, including, but not limited to the following: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage. Investing in REITs involves certain unique risks in addition to those associated with the real estate sector generally. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through MFS Underlying Funds and Other Underlying Funds, the Fund, and consequently its shareholders, will bear expenses of the REITs.

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro may turn out to be inaccurate. In addition, as a Fund investing in MFS Underlying Funds and other underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the MFS Underlying Funds and Other Underlying Funds. Because the Adviser will not know the current portfolio holdings of the MFS Underlying Funds or Other Underlying Funds, it is possible that that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.
●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in MFS Underlying Funds and Other Underlying Funds. Economic, legislative, or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Small Cap Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Underlying Funds Risk. MFS Underlying Funds and Other Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the MFS Underlying Funds and Other Underlying Funds and may also be higher than other mutual funds that invest directly in stocks and bonds. Each of the MFS Underlying Funds and Other Underlying Funds is subject to its own investment strategy-specific risks. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in MFS Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class R shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class R shares for each full calendar year since the Fund’s inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-451-TPFG
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TPFG.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	2nd Quarter 2020	17.61%
Worst Quarter:	1st Quarter 2020	(21.64)%
The year-to-date return as of the most recent calendar quarter, which ended June 30, 2022, was (19.10)%.
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(19.10%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.64%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2021)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
PFG MFS® Aggressive Growth Strategy Fund | Morningstar Aggressive Target Risk Index (Total Return)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.30%	[27]
Since Inception	rr_AverageAnnualReturnSinceInception	11.56%	[27]
PFG MFS® Aggressive Growth Strategy Fund | PFG MFS® Aggressive Growth Strategy Fund Class R
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PFSMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.70%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%	[28]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 266
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	817
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,395
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,964
Annual Return 2018	rr_AnnualReturn2018	(8.21%)
Annual Return 2019	rr_AnnualReturn2019	27.07%
Annual Return 2020	rr_AnnualReturn2020	11.47%
Annual Return 2021	rr_AnnualReturn2021	17.57%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	17.57%
Since Inception	rr_AverageAnnualReturnSinceInception	11.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 11, 2017
PFG MFS® Aggressive Growth Strategy Fund | PFG MFS® Aggressive Growth Strategy Fund Class R | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.76%	[29]
Since Inception	rr_AverageAnnualReturnSinceInception	9.44%	[29]
PFG MFS® Aggressive Growth Strategy Fund | PFG MFS® Aggressive Growth Strategy Fund Class R | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.84%	[29]
Since Inception	rr_AverageAnnualReturnSinceInception	8.59%	[29]
PFG BR Equity ESG Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – PFG BR Equity ESG Strategy
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial intermediary and in How to Purchase Shares on page 78 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any amounts of borrowing, in the shares of exchange traded funds (“ETFs”) that are part of the iShares® complex of ETFs and other ETFs managed by BlackRock Fund Advisors, LLC (“BlackRock”), under normal circumstances (“BlackRock Underlying Funds”). The balance of the Fund’s net assets will be invested in Blackrock Underlying Funds or mutual funds or ETFs managed by advisers other than Blackrock (“Other Underlying Funds”), under normal market circumstances. The Blackrock Underlying Funds and Other Underlying Funds emphasize Environmental, Social and Governance (ESG) considerations in selecting securities and invest primarily in equity securities. Equity investments will include U.S. equity securities, foreign equity securities and emerging market equity securities. The Fund considers emerging market countries to be those represented in the MSCI Emerging Markets Index. The Fund operates as a fund of funds.

In selecting BlackRock Underlying Funds and Other Underlying Funds to purchase or sell, on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) utilizes information provided by BlackRock, including data and analysis about BlackRock Underlying Funds and Other Underlying Funds.

Further, the Fund intends to focus its investments in equity ETFs on the sustainable ETF platform at BlackRock. BlackRock defines sustainable investment strategies as those that combine traditional investment approaches with environmental, social, and governance insights. The Fund may include indexed or actively managed ETFs. Sustainable indexed ETFs seek to track indexes that may incorporate business involvement screens and ESG metrics in their construction. Sustainable active ETFs seek both sustainability and financial performance objectives and are managed using proprietary research conducted by BlackRock portfolio management teams. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process.

In addition, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in BlackRock Underlying Funds. In some circumstances, the Adviser may use RiskPro to identify specific BlackRock Underlying Funds or Other Underlying Funds in which to invest, on behalf of the Fund. For this Fund, there is no limit on the Fund’s maximum annual volatility. Consequently, in managing the Fund, the Adviser will permit the Fund’s potential total return, over a twelve-month period, as estimated by RiskPro®, to exceed a loss or gain of more than 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may be below 30% from time to time. The use of RiskPro allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in BlackRock Underlying Funds, Other Underlying Funds and the securities held by such Underlying Funds.

●	Emerging Markets Risk. A BlackRock Underlying Fund may invest in emerging market countries. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by a BlackRock Underlying Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by BlackRock Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

●	ETF Structure Risk. The Fund invests 80% of its assets into the Underlying ETFs and as a result is subject to special risks, including:

○	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the BlackRock Underlying Funds’ shares may not be developed or maintained. If the BlackRock Underlying Funds’ shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the BlackRock Underlying Funds’ shares. To the extent that those authorized participants exit the business or are unable to process creation or redemption orders and no other authorized participants are able to step forward to do so, there may be a significantly diminished trading market for the BlackRock Underlying Funds’ shares. This could lead to differences between market price and underlying value of shares.

○	Liquidity Risk. In stressed market conditions, the market for the BlackRock Underlying Funds’ shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying holdings. This adverse effect on the liquidity of the BlackRock Underlying Funds’ shares may, in turn, lead to differences between the market value of the BlackRock Underlying Funds’ shares and the BlackRock Underlying Funds’ net asset value.

○	Cash Transaction Risk. Purchases and redemptions of creation units that are made primarily with cash, rather than through in-kind delivery of portfolio securities may cause the BlackRock Underlying Funds to incur additional costs including brokerage costs and taxable capital gains or losses that the BlackRock Underlying Funds may not have incurred if the Underlying ETF had made redemptions in-kind.
○	Market Price Variance Risk. When all or a portion of an BlackRock Underlying Funds’ underlying securities trade in a market that is closed when the market for the BlackRock Underlying Funds’ shares is open, there may be changes from the last quote of the closed market and the quote from the BlackRock Underlying Funds’ domestic trading day, which could lead to differences between the market value of the BlackRock Underlying Funds’ shares and the BlackRock Underlying Funds’ net asset value.

●	ESG Risk. Certain BlackRock Underlying Funds and Other Underlying Funds will follow an ESG focused investment strategy. An ESG investment strategy limits the types and number of investment opportunities available, ESG characteristics can vary among service providers, and, as a result, the strategy may underperform other strategies that do not have an ESG focus. The ESG investment strategy may result in a BlackRock Underlying Fund or Other Underlying Fund investing in securities or industry sectors that underperform the market as a whole or underperform other funds screened for ESG standards.

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

●	Foreign Risk. A BlackRock Underlying Fund or Other Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

●	Large Capitalization Stock Risk. The Fund’s investments in the BlackRock Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including particular BlackRock Underlying Funds, Other Underlying Funds, or other securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of BlackRock Underlying Funds and Other Underlying Funds may not prove accurate with respect to economic and market forecasts.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a BlackRock Underlying Fund’s or Other Underlying Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

●	Medium Capitalization Stock Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Passive Investment Risk. The BlackRock Underlying Funds are not actively managed, and BlackRock generally does not attempt to take defensive positions under any market conditions, including declining markets.
●	Portfolio Turnover Risk. As a Fund principally investing in BlackRock Underlying Funds and Other Underlying Funds, higher portfolio turnover within the by BlackRock Underlying Funds and Other Underlying Funds will result in higher transactional and brokerage costs for the by BlackRock Underlying Funds and Other Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are held in a taxable account.

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s maximum volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro may turn out to be inaccurate. In addition, as a Fund investing in BlackRock Underlying Funds and Other Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the BlackRock Underlying Funds and Other Underlying Funds. Because the Adviser will not know the current portfolio holdings of the BlackRock Underlying Funds or Other Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in BlackRock Underlying Funds and Other Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Small Cap Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Underlying Funds Risk. BlackRock Underlying Funds and Other Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the BlackRock Underlying Funds and Other Underlying Funds and may also be higher than other mutual funds that invest directly in stocks and bonds. Each of the BlackRock Underlying Funds and Other Underlying Funds is subject to its own investment strategy-specific risks. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in BlackRock Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class R shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-451-TPFG
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TPFG.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	2nd Quarter 2021	6.90%
Worst Quarter:	3rd Quarter 2021	(1.47)%
The year-to-date return as of the most recent calendar quarter, which ended June 30, 2022, was (22.48)%.
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(22.48%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.47%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2021)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
PFG BR Equity ESG Strategy Fund | Morningstar Aggressive Target Risk Index (Total Return)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.30%	[30]
Since Inception	rr_AverageAnnualReturnSinceInception	32.21%	[30]
PFG BR Equity ESG Strategy Fund | PFG BR Equity ESG Strategy Fund Class R Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PFESX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.70%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[31]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.22%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 225
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	694
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,190
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,554
Annual Return 2021	rr_AnnualReturn2021	17.73%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	17.73%
Since Inception	rr_AverageAnnualReturnSinceInception	28.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2020
PFG BR Equity ESG Strategy Fund | PFG BR Equity ESG Strategy Fund Class R Shares | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.41%	[32]
Since Inception	rr_AverageAnnualReturnSinceInception	26.04%	[32]
PFG BR Equity ESG Strategy Fund | PFG BR Equity ESG Strategy Fund Class R Shares | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.74%	[32]
Since Inception	rr_AverageAnnualReturnSinceInception	21.72%	[32]
PFG Janus Henderson(R) Balanced Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – PFG JANUS HENDERSON® BALANCED STRATEGY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PFG Janus Henderson Balanced Strategy Fund’s (the “Fund”) primary objective is capital appreciation
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary objective of income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page 78 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Estimated for the current fiscal period.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any amounts of borrowing, in shares of mutual funds and exchange-traded funds (“ETFs”) advised by Janus Capital Management LLC, an indirect wholly-owned subsidiary of Janus Henderson Group plc (“Janus Henderson”), under normal market circumstances (“Janus Henderson Underlying Funds”). The balance of the Fund’s net assets will be invested in Janus Henderson Underlying Funds or mutual funds or ETFs managed by advisers other than Janus Henderson (“Other Underlying Funds”), under normal market circumstances., Each Janus Henderson Underlying Fund and Other Underlying Fund invests in equity and/or fixed-income securities, to obtain exposure to the broad equity and fixed income markets. The Fund operates as a fund of funds.

In selecting Janus Henderson Underlying Funds and Other Underlying Funds to purchase or sell on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) utilizes information provided by Janus Henderson, including data and analysis about the Janus Henderson Underlying Funds and Other Underlying Funds. The Adviser intends to have investment exposure that ranges from 30% to 70% of the Fund’s assets to either domestic equity securities of any capitalization or international and emerging market equity securities of any capitalization, or a combination of such equity securities. Equity securities shall consist of common stock of domestic, foreign, and emerging market issuers of any market capitalization. The Adviser intends to have the balance of the Fund’s investment exposure in fixed income securities of any duration or credit quality including high yield bonds (also known as junk bonds) or in cash. Fixed income securities shall consist of government and corporate bonds, asset and mortgage-backed securities, commercial loans and floating rate loans of any maturity or investment grade. The Fund defines high-yield fixed income securities as corporate bonds or other bonds or debt instruments that are generally rated lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”). A Janus Henderson Underlying Fund and Other Underlying Fund may invest in securities in emerging market countries. The Fund considers emerging market issuers to be those countries represented in the MSCI EAFE Emerging Markets Index. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in Janus Underlying Funds and Other Underlying Funds. In some circumstances, the Adviser may use RiskPro to identify specific Janus Underlying Funds and Other Underlying Funds in which to invest, on behalf of the Fund. For this Fund, the Adviser’s goal is to maintain the Fund’s maximum range of total returns, as estimated by RiskPro® over a twelve-month period, within a range of 20% to 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may be less than 20% or greater than 30% from time to time. The use of RiskPro allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in Janus Henderson Underlying Funds, Other Underlying Funds and the securities held such Underlying Funds.

●	Emerging Markets. A Janus Henderson Underlying Fund may invest in emerging market countries. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by a Janus Henderson Underlying Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by Janus Henderson Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

●	Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by a Janus Henderson Underlying Fund or Other Underlying Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Over the past few years interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by a Janus Henderson Underlying Fund or Other Underlying Fund. As a result, for the present, interest rate risk may be heightened.

●	Foreign Risk. A Janus Henderson Underlying Fund or Other Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social, and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

●	High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce a Janus Henderson Underlying Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease a Janus Henderson Underlying Fund’s share price, potentially resulting in losses for the Fund.

●	Large Capitalization Stock Risk. The Fund’s investments in Janus Henderson Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

●	Loan Risk. Investments in loans may subject the Fund to heightened credit risks as loans tend to be highly leveraged and potentially more susceptible to the risks of interest deferral, default and/or bankruptcy. Senior floating rate loans are often rated below investment grade, but may also be unrated.

●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including particular stocks, Janus Henderson Underlying Funds, Other Underlying Funds, or securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research utilized by the Adviser from the research provider regarding the Janus Henderson Underlying Funds and Other Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Securities in a Janus Henderson Underlying Fund’s or Other Underlying Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

●	Medium Capitalization Stock Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Mortgage and Asset-Backed Security Risk. When the Fund invests in asset-backed securities and mortgage-backed securities, the Fund is subject to the risk that, if the underlying borrowers fail to pay interest or repay principal, the assets backing these securities may not be sufficient to support payments on the securities.

●	Portfolio Turnover Risk. As a Fund principally investing in Janus Henderson Underlying Funds and Other Underlying Funds, higher portfolio turnover within the Janus Henderson Underlying Funds and Other Underlying Funds will result in higher transactional and brokerage costs for the Janus Henderson Underlying Funds and Other Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are held in a taxable account.
●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro may turn out to be inaccurate. In addition, as a Fund investing in Janus Henderson Underlying Funds and Other Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Janus Henderson Underlying Funds and Other Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Janus Henderson Underlying Funds or Other Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in Janus Henderson Underlying Funds and Other Underlying Funds. Economic, legislative, or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Small Cap Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Underlying Funds Risk. Janus Henderson Underlying Funds and Other Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Janus Henderson Underlying Funds and Other Underlying Funds and may be higher than other mutual funds that invest directly in equity securities and bonds. Each of the Janus Henderson Underlying Funds and Other Underlying Funds is subject to its own investment strategy-specific risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
PFG Janus Henderson(R) Balanced Strategy Fund | PFG Janus Henderson(R) Balanced Strategy Fund Class R Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PFJHX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.70%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%	[33]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 263
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	808
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,380
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,934
PFG Invesco(R) Thematic ESG Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – PFG INVESCO® THEMATIC ESG STRATEGY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PFG Invesco® Thematic ESG Strategy Fund (the “Fund”) seeks aggressive growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page 78 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Estimated for the current fiscal period.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any amounts of borrowing, in mutual funds and exchange traded funds (“ETFs”) managed by Invesco Advisers, Inc. (“Invesco”), an indirect wholly-owned subsidiary of Invesco Ltd., (“Invesco Underlying Funds”). The balance of the Fund’s net assets will be invested in Invesco Underlying Funds or mutual funds or ETFs managed by advisers other than Invesco (“Other Underlying Funds”), under normal market circumstances. The Fund operates as a fund of funds.

Invesco Underlying Funds and Other Underlying Funds emphasize Environmental, Social and Governance (ESG) factors in selecting securities, with each Invesco Underlying Fund and Other Underlying Fund investing in both U.S. and foreign equity securities of any capitalization. Equity securities shall consist of common stock of domestic, foreign and emerging market issuers of any market capitalization.

In selecting Invesco Underlying Funds and Other Underlying Funds to purchase or sell on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) utilizes information provided by Invesco, including data and analysis about the Invesco Underlying Funds and Other Underlying Funds.

The Fund intends to invest in Invesco Underlying Funds and Other Underlying Funds that emphasize ESG factors in selecting equity securities. Each Invesco Underlying Fund and Other Underlying Fund follows a specific index methodology provided by MAC, MSCI, NASDAQ, Standard & Poor’s, or WilderHill that emphasizes a specific environmental theme including renewable energy, energy conservation, clean water, water conservation, sustainable infrastructure, carbon and greenhouse gas reduction. By emphasizing ESG factors, the Invesco Underlying Funds and Other Underlying Funds invest in companies that are driving change through new technologies and services that address global issues focusing on growth and transformational change. Further, investments will be allocated across environmental themes aimed at addressing a more sustainable future, including clean technology, clean energy, and water. ESG factors considered by the Invesco Underlying Funds and Other Underlying Funds include companies that focus on offering products or services that contribute to a more environmentally sustainable economy by making a more efficient use of limited global natural resources; and companies that seek to solve sustainability-related challenges such as renewable energy and clean water. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in Invesco Underlying Funds and Other Underlying Funds. In some circumstances, the Adviser may use RiskPro to identify specific Invesco Underlying Funds and Other Underlying Funds in which to invest, on behalf of the Fund. For this Fund, there is no limit on the Fund’s maximum annual volatility. Consequently, in managing the Fund, the Adviser will permit the Fund’s potential total return, over a twelve-month period, as estimated by RiskPro®, to exceed a loss or gain of more than 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may be below 30% from time to time. The use of RiskPro allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in Invesco Underlying Funds, Other Underlying Funds and the securities held by such Underlying Funds.

●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by an Invesco Underlying Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by Invesco Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

●	ESG Risk. Certain Invesco Underlying Funds and Other Underlying Funds will follow an ESG focused investment strategy. An ESG investment strategy limits the types and number of investment opportunities available, ESG characteristics can vary among service providers, and, as a result, the strategy may underperform other strategies that do not have an ESG focus. The ESG investment strategy may result in an Invesco Underlying Fund or Other Underlying Fund investing in securities or industry sectors that underperform the market as a whole or underperform other funds screened for ESG standards.

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.
●	Foreign Risk. An Invesco Underlying Fund or Other Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social, and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

●	Index Risk. The Invesco Underlying Funds and Other Underlying Funds in which the Fund invests may track an underlying index. The performance of each Invesco Underlying Funds and its underlying index may vary somewhat due to factors such as fees and expenses, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the underlying index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the respective Invesco Underlying Fund or Other Underlying Fund. Any variance in performance between the respective Invesco Underlying Funds and its underlying index may have adverse effect on the performance of the Fund.

●	Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

●	Large Capitalization Stock Risk. The Fund’s investments in Invesco Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation securities in which the Fund invests, including of particular Invesco Underlying Funds, Other Underlying Funds, or securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research utilized by the Adviser from the research provider regarding the Invesco Underlying Funds and Other Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Securities in an Invesco Underlying Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

●	Medium Capitalization Stock Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Portfolio Turnover Risk. As a Fund principally investing in Invesco Underlying Funds, higher portfolio turnover within the Invesco Underlying Funds will result in higher transactional and brokerage costs for the Invesco Underlying Funds. A higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are held in a taxable account.
●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro may turn out to be inaccurate. In addition, as a Fund investing in Invesco Underlying Funds and Other Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Invesco Underlying Funds and Other Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Invesco Underlying Funds or Other Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in Invesco Underlying Funds. Economic, legislative, or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Small Cap Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Underlying Funds Risk. Invesco Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Invesco Underlying Funds and may be higher than other mutual funds that invest directly in equity securities and bonds. Each of the Invesco Underlying Funds is subject to its own investment strategy-specific risks. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in Invesco Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
PFG Invesco(R) Thematic ESG Strategy Fund | PFG Invesco(R) Thematic ESG Strategy Fund Class R Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PFIOX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.70%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%	[34]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 272
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	835
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,425
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,022
PFG Meeder Tactical Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – PFG Meeder Tactical Strategy
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial intermediary and in How to Purchase Shares on page 78 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing more than 80% of the Fund’s assets, plus any amounts for borrowing, in shares of mutual funds and exchange-traded funds (“ETFs”) managed by Meeder Investment Management Company (“Meeder”), under normal circumstances (“Meeder Underlying Funds”). The balance of the Fund’s net assets will be invested in Meeder Underlying Funds or mutual funds or ETFs managed by advisers other than Meeder (“Other Underlying Funds”), under normal market circumstances. The Fund operates as a fund of funds.

In selecting Meeder Funds to purchase or sell, on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) utilizes research services provided by Meeder, including data and analysis about the Meeder Underlying Funds and Other Underlying Funds.

The Adviser invests in Meeder Underlying Funds and Other Underlying Funds that have a maximum exposure of 90% in domestic and foreign securities of any market capitalization and a minimum exposure of 10% to fixed income securities of domestic and foreign fixed income securities of any duration or credit quality including high yield bonds (also known as junk bonds). During certain negative market periods, the Meeder Underlying Funds and Underlying Funds may take a defensive tactical position and invest up to 100% of their assets in fixed income securities, money market funds and cash other cash equivalents. During such periods, the Meeder Underlying Funds, Other Underlying Funds and, consequently the Fund, will not have any equity securities exposure. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in Meeder Underlying Funds. In some circumstances, the Adviser may use RiskPro to identify specific Meeder Underlying Funds or Other Underlying Funds in which to invest, on behalf of the Fund. For this Fund, the Adviser’s goal is to limit the Fund’s maximum range of total returns, over a twelve month period, to a gain or a loss of less than 35%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may exceed 35% from time to time. The use of RiskPro allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in Meeder Underlying Funds, Other Underlying Funds and the securities held by such Underlying Funds.

●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by an Invesco Underlying Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by Meeder Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

●	Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by a Meeder Underlying Fund or Other Underlying Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Over the past few years interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by a Meeder Underlying Fund or Other Underlying Fund. As a result, for the present, interest rate risk may be heightened.

●	Foreign Risk. A Meeder Underlying Fund or Other Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social, and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

●	High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Meeder Underlying Fund’s or Other Underlying Fund’s ability to sell their bonds. The lack of a liquid market for these bonds could decrease a Meeder Underlying Fund’s or Other Underlying Fund’s share price, potentially resulting in losses for the Fund.

●	Large Capitalization Stock Risk. The Fund’s investments in the Meeder Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including particular Meeder Underlying Funds, Other Underlying Funds, or securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of Meeder Underlying Funds and Other Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

●	Medium Capitalization Stock Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. There is no certainty that RiskPro’s® estimate of the Fund’s maximum annual range of total returns will be accurate. As a result, estimates of volatility by RiskPro may turn out to be inaccurate. In addition. as a Fund investing in Meeder Underlying Funds and Other Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Meeder Underlying Funds and Other Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Meeder Underlying Funds or Other Underlying Funds, it is possible that that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in Meeder Underlying Funds and Other Underlying Funds. Economic, legislative, or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Small Cap Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Underlying Funds Risk. The Meeder Underlying Funds and Other Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Meeder Underlying Funds and Other Underlying Funds and may also be higher than other mutual funds that invest directly in stocks and bonds. Each of the Meeder Underlying Funds and Other Underlying Funds is subject to the principal investment risks described in this section, as well as investment strategy-specific risks of each Meeder Underlying Fund and Other Underlying Funds. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in Meeder Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class R shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class R shares for each full calendar year since the Fund’s inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-451-TPFG
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TPFG.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	4th Quarter 2020	8.11%
Worst Quarter:	1st Quarter 2020	(14.09)%
The year-to-date return as of the most recent calendar quarter, which ended June 30, 2022, was (14.42)%.
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(14.42%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.09%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2021)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
PFG Meeder Tactical Strategy Fund | Morningstar Moderate Target Risk TR Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.19%	[35]
Since Inception	rr_AverageAnnualReturnSinceInception	9.09%	[35]
PFG Meeder Tactical Strategy Fund | PFG Meeder Tactical Strategy Fund Class R
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PFTEX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.70%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.98%	[36]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.03%	[37]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 306
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	936
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,591
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,346
Annual Return 2018	rr_AnnualReturn2018	(5.02%)
Annual Return 2019	rr_AnnualReturn2019	9.96%
Annual Return 2020	rr_AnnualReturn2020	3.03%
Annual Return 2021	rr_AnnualReturn2021	11.68%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	11.68%
Since Inception	rr_AverageAnnualReturnSinceInception	4.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 11, 2017
PFG Meeder Tactical Strategy Fund | PFG Meeder Tactical Strategy Fund Class R | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.16%	[38]
Since Inception	rr_AverageAnnualReturnSinceInception	4.50%	[38]
PFG Meeder Tactical Strategy Fund | PFG Meeder Tactical Strategy Fund Class R | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.29%	[38]
Since Inception	rr_AverageAnnualReturnSinceInception	3.63%	[38]
PFG Tactical Income Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – PFG Tactical Income Strategy
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial intermediary and in How to Purchase Shares on page 78 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 104% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	104.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by primarily investing in the shares of exchange traded funds (“ETFs”) and open-end investment companies (“Underlying Funds”) with each Underlying Fund investing primarily in, or are otherwise exposed to, domestic and foreign fixed income securities or equity securities that pay dividends. Fixed income securities may be of any maturity or credit rating, including high-yield bonds (also known as “junk bonds”). Equity securities may be issued by domestic or foreign issuers and may be of any market capitalization. The Fund operates as a fund of funds.

The Fund defines high-yield fixed income securities as corporate bonds or other bonds or debt instruments that are generally rated lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”).

Pacific Financial Group, LLC ( the “Adviser”) intends to take a tactical approach to managing the Fund. If the Adviser believes that the market conditions are unfavorable for having investment exposure to fixed income securities or dividend-paying equity securities, the Adviser may allocate the Fund’s assets into money market funds or other cash equivalents. During such unfavorable market conditions, the Fund may invest up to 100% of its net assets in money market funds or other cash equivalents. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process.

In selecting Underlying Funds to purchase or sell on behalf of the Fund, the Adviser utilizes research services provided by Counterpoint Mutual Funds, LLC (“Counterpoint”) and by Janus Capital Management LLC, an indirect wholly-owned subsidiary of Janus Henderson Group plc (“Janus”), including data and analysis about mutual funds and exchange-traded funds managed by (i) Counterpoint (“Counterpoint Underlying Funds”), (ii) Janus (“Janus Underlying Funds”); and (iii) Other Underlying Funds.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in Underlying Funds. In some circumstances, the Adviser may use RiskPro to identify specific Underlying Funds or Other Underlying Funds in which to invest, on behalf of the Fund. For this Fund, the Adviser’s goal is to limit the Fund’s maximum range of total returns, over a twelve month period, to a gain or a loss of less than 20%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may exceed 20% from time to time. The use of RiskPro allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in Counterpoint Underlying Funds, Janus Underlying Funds, Other Underlying Funds, and the securities held such Underlying Funds.

●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by an Underlying Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

●	Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by an Underlying Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Over the past few years interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

●	Foreign Risk. An Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

●	High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce an Underlying Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease an Underlying Fund’s share price, potentially resulting in losses for the Fund.
●	Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including particular Underlying Funds, Other Underlying Funds, or other securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the portfolio managers’ judgments will produce the desired results. In addition, research regarding model portfolios comprised of Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

●	Portfolio Turnover Risk. As a Fund principally investing in Underlying Funds, higher portfolio turnover within the Underlying Funds will result in higher transactional and brokerage costs for the Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are heldin a taxable account.

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro may turn out to be inaccurate. In addition, as a Fund investing in Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Underlying Funds Risk. Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may also be higher than other mutual funds that invest directly in equity securities and bonds. Each of the Underlying Funds is subject to its own investment strategy-specific risks. Because the Fund may have substantial investment exposure to Underlying Funds which primarily invest in high yield bonds, the Fund may experience more volatility than other funds with less such exposure. Further, the Fund’s concentration in investing a substantial portion of the Fund’s assets in Counterpoint Underlying Funds and Janus Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class R shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class R shares for each full calendar year since the Fund’s inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-451-TPFG
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TPFG.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	2nd Quarter 2021	3.08%
Worst Quarter:	3rd Quarter 2021	(0.53)%
The year-to-date return as of the most recent calendar quarter, which ended June 30, 2022, was (12.55)%.
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(12.55%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.53%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2021)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
PFG Tactical Income Strategy Fund | Morningstar Moderately Conservative Target Risk Index (Total Return)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.36%	[39]
Since Inception	rr_AverageAnnualReturnSinceInception	13.84%	[39]
PFG Tactical Income Strategy Fund | PFG Tactical Income Strategy Fund Class R Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PFTSX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.70%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%	[40]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 289
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	886
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,508
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,185
Annual Return 2021	rr_AnnualReturn2021	6.28%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	6.28%
Since Inception	rr_AverageAnnualReturnSinceInception	10.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2020
PFG Tactical Income Strategy Fund | PFG Tactical Income Strategy Fund Class R Shares | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.11%	[41]
Since Inception	rr_AverageAnnualReturnSinceInception	7.26%	[41]
PFG Tactical Income Strategy Fund | PFG Tactical Income Strategy Fund Class R Shares | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.71%	[41]
Since Inception	rr_AverageAnnualReturnSinceInception	7.12%	[41]
PFG Active Core Bond Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – PFG Active Core Bond Strategy
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial intermediary and in How to Purchase Shares on page 78 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing more than 80% of the Fund’s assets, plus any amounts for borrowing, in bond instruments and shares of mutual funds or exchange-traded funds (“ETFs”) managed by Pacific Investment Management Company LLC (“PIMCO”), that primarily invest in bond instruments, under normal circumstances (“PIMCO Underlying Funds”). The balance of the Fund’s net assets will be invested in PIMCO Underlying Funds or mutual funds or ETFs managed by advisers other than PIMCO (“Other Underlying Funds”), under normal market circumstances. The Fund operates as a fund of funds.

In selecting PIMCO Underlying Funds and Other Underlying Funds to purchase or sell, on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) utilizes information provided by PIMCO, including data and analysis about the PIMCO Underlying Funds and Other Underlying Funds.

The Adviser invests in PIMCO Underlying Funds and Other Undelying Funds that invest primarily in fixed-income securities issued by domestic and foreign corporations and government entities, of any maturity or credit quality, including high yield bonds (also known as junk bonds). The percentage of the Fund’s assets allocated to fixed-income securities, and cash equivalents will vary dependent on market conditions. In selecting PIMCO Underlying Funds and Other Underlying Funds, the Adviser may also utilize information regarding a model portfolio of PIMCO Funds provided at no charge by PIMCO, although the Adviser is solely responsible for selecting the PIMCO Funds and other securities in which the Fund invests. PIMCO is not the adviser or sub-adviser to the Fund. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in PIMCO Underlying Funds and Other Underlying Funds. In some circumstances, the Adviser may use RiskPro to identify specific PIMCO Underlying Funds or Other Underlying Funds in which to invest, on behalf of the Fund. For this Fund, the Adviser’s goal is to limit the Fund’s maximum range of total returns, over a twelve month period, to a gain or a loss of less than 13%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may exceed 13% from time to time. The use of RiskPro allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in PIMCO Underlying Funds, Other Underlying Funds and the securities held by such Underlying Funds.

●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by a PIMCO Underlying Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by PIMCO Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

●	Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund or by a PIMCO Underlying Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund or a PIMCO Underlying Fund. As a result, for the present, interest rate risk may be heightened.

●	Foreign Risk. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

●	High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the PIMCO Underlying Funds’ ability to sell their bonds. The lack of a liquid market for these bonds could decrease a PIMCO Underlying Fund’s share price.

●	Large Capitalization Stock Risk. The Fund’s investments in the Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.
●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including particular PIMCO Underlying Funds, Other Underlying Funds, or securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of PIMCO Underlying Funds and Other Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

●	Medium Capitalization Stock Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Portfolio Turnover Risk. As a Fund principally investing in PIMCO Underlying Funds, higher portfolio turnover within the PIMCO Underlying Funds and Other Underlining Funds will result in higher transactional and brokerage costs for the PIMCO Underlying Funds and Other Underlying Funds.. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are held in a taxable account.

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro may turn out to be inaccurate. In addition, as a Fund investing in PIMCO Underlying Funds and Other Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the PIMCO Underlying Funds and Other Underlying Funds. Because the Adviser will not know the current portfolio holdings of the PIMCO Underlying Funds or Other Underlying Funds, it is possible that that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

●	Sector Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Small Cap Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Underlying Funds Risk. The PIMCO Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the PIMCO Underlying Funds and may also be higher than other mutual funds that invest directly in stocks and bonds. Each of the PIMCO Underlying Funds is subject to the principal investment risks described in this section, as well as investment strategy-specific risks of each PIMCO Underlying Fund. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in PIMCO Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class R shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class R shares for each full calendar year since the Fund’s inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-451-TPFG
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TPFG.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	2nd Quarter 2020	4.82%
Worst Quarter:	1st Quarter 2020	(2.69)%
The year-to-date return as of the most recent calendar quarter, which ended June 30, 2022, was (11.54)%.
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(11.54%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.69%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2021)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
PFG Active Core Bond Strategy Fund | Bloomberg Barclays U.S. Aggregate Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.54%)	[42]
Since Inception	rr_AverageAnnualReturnSinceInception	3.58%	[42]
PFG Active Core Bond Strategy Fund | PFG Active Core Bond Strategy Fund Class R
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PFDOX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.70%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%	[43]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 264
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	811
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,385
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,944
Annual Return 2018	rr_AnnualReturn2018	(1.92%)
Annual Return 2019	rr_AnnualReturn2019	6.10%
Annual Return 2020	rr_AnnualReturn2020	5.76%
Annual Return 2021	rr_AnnualReturn2021	(1.66%)
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(1.66%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 11, 2017
PFG Active Core Bond Strategy Fund | PFG Active Core Bond Strategy Fund Class R | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(2.81%)	[44]
Since Inception	rr_AverageAnnualReturnSinceInception	0.99%	[44]
PFG Active Core Bond Strategy Fund | PFG Active Core Bond Strategy Fund Class R | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.71%)	[44]
Since Inception	rr_AverageAnnualReturnSinceInception	1.11%	[44]

[1]	The Morningstar Conservative Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 20% global equity exposure and 80% global bond exposure. Investors cannot invest directly in an index.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[4]	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index. The index’s components reflect the returns of a broad universe of equity, fixed income, REIT and commodity holdings.
[5]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[6]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[7]	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index. The index’s components reflect the returns of a broad universe of equity, fixed income, REIT and commodity holdings.
[8]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[9]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[10]	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index. The index’s components reflect the returns of a broad universe of equity, fixed income, REIT and commodity holdings.
[11]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund
[12]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[13]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund
[14]	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index. The index’s components reflect the returns of a broad universe of equity, fixed income, REIT and commodity holdings.
[15]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund
[16]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[17]	The Morningstar Moderately Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.
[18]	The Morningstar Moderate Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 60% global equity exposure and 40% global bond exposure. Investors cannot invest directly in an index.
[19]	Acquired Fund Fees and Expenses, which are estimated for the current fiscal year, are the indirect costs of investing in other investment companies, including exchange-traded funds.
[20]	The Fund’s Total Annual Operating Expenses have been restated to reflect current expenses.
[21]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[22]	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities, and asset-backed securities). Investors cannot invest directly in an index.
[23]	The Bloomberg Barclays Capital 1-3 Month U.S. Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value. Investors cannot invest directly in an index.
[24]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund
[25]	The Fund’s Total Annual Operating Expenses have been restated to reflect current expenses.
[26]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[27]	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index. The index’s components reflect the returns of a broad universe of equity, fixed income, REIT and commodity holdings.
[28]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund
[29]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[30]	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index. The index’s components reflect the returns of a broad universe of equity, fixed income, REIT and commodity holdings.
[31]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[32]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[33]	Estimated for the current fiscal period. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds.
[34]	Estimated for the current fiscal period. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds.
[35]	The Morningstar Moderate Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 60% global equity exposure and 40% global bond exposure. Investors cannot invest directly in an index.
[36]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund
[37]	The Fund’s Total Annual Operating Expenses have been restated to reflect current expenses.
[38]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[39]	The Morningstar Moderately Conservative Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 40% global equity exposure and 60% global bond exposure. Investors cannot invest directly in an index.
[40]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[41]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[42]	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities, and asset-backed securities). Investors cannot invest directly in an index or benchmark.
[43]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[44]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.